CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents		$ 1,812,729	$ 1,652,890
Restricted cash	[1]	50,992	285
Accounts receivable, net of allowances for credit losses of $202,278 and $253,424		55,992	54,491
Receivables from affiliated companies		630	384
Inventories		26,416	29,589
Prepaid expenses and other current assets		119,410	109,330
Assets held for sale		8,503	21,777
Total current assets		2,074,672	1,868,746
Property and equipment, net		5,870,905	5,910,684
Gaming subconcession, net		0	27,065
Intangible assets, net		43,610	51,547
Goodwill		81,606	81,721
Long-term prepayments, deposits and other assets, net of allowances for credit losses of $14,966 and $14,989		159,697	177,142
Receivables from an affiliated company		216,333	0
Restricted cash	[2]	124,736	140
Deferred tax assets, net		638	4,029
Operating lease right-of-use assets		58,715	68,034
Land use rights, net		670,872	694,582
Total assets		9,301,784	8,883,690
Current liabilities:
Accounts payable		6,730	5,992
Accrued expenses and other current liabilities		809,305	935,483
Income tax payable		11,610	11,913
Operating lease liabilities, current		12,761	16,771
Finance lease liabilities, current		34,959	48,551
Current portion of long-term debt, net		322,500	128
Payables to affiliated companies		761	1,548
Liabilities related to assets held for sale		0	1,497
Total current liabilities		1,198,626	1,021,883
Long-term debt, net		8,090,008	6,559,854
Other long-term liabilities		33,712	30,520
Deferred tax liabilities, net		39,677	41,030
Operating lease liabilities, non-current		55,832	62,889
Finance lease liabilities, non-current		198,291	347,629
Total liabilities		9,616,146	8,063,805
Commitments and contingencies (Note 23)
(Deficit) equity:
Ordinary shares, par value $0.01; 7,300,000,000 shares authorized; 1,445,052,143 and 1,456,547,942 shares issued; 1,335,307,327 and 1,423,370,314 shares outstanding, respectively		14,451	14,565
Treasury shares, at cost; 109,744,816 and 33,177,628 shares, respectively		(241,750)	(132,856)
Additional paid-in capital		3,218,895	3,238,600
Accumulated other comprehensive losses		(111,969)	(76,008)
Accumulated losses		(3,729,952)	(2,799,555)
Total Melco Resorts & Entertainment Limited shareholders' (deficit) equity		(850,325)	244,746
Noncontrolling interests		535,963	575,139
Total (deficit) equity		(314,362)	819,885
Total liabilities and (deficit) equity		$ 9,301,784	$ 8,883,690

[1]	As of December 31, 2022 and 2021, the current portion of restricted cash included bank time deposits of $50,971 and $275, respectively. On September 20, 2022, Melco Resorts Macau provided a bank guarantee in an amount of MOP820,000 (equivalent to $101,942) to the Macau government to guarantee the satisfaction of any labor liabilities upon expiry of the subconcession. As stipulated in the bank guarantee contract, MOP410,000 (equivalent to $50,971) was required to be held in a cash deposit account as collateral to secure the bank guarantee. In January 2023, such bank guarantee and the cash deposited in the collateral bank account were released. The cash of MOP410,000 (equivalent to $50,971) deposited in the collateral account was included in the current portion of restricted cash in the accompanying consolidated balance sheets as of December 31, 2022.
[2]	As of December 31, 2022 and 2021, the non-current portion of restricted cash included bank time deposits of $124,592 and nil, respectively. On December 9, 2022, as required by the Concession, Melco Resorts Macau provided a bank guarantee in favor of the Macau government of MOP1,000,000 (equivalent to $124,319) to secure the fulfillment of performance of certain of its legal and contractual obligations, including labor obligations. As stipulated in the bank guarantee contract, MOP1,000,000 (equivalent to $124,319), or an equivalent amount in other currencies, is required to be held in a cash deposit account as collateral in order to secure the bank guarantee. The bank guarantee will remain in effect until 180 days after the earlier of the expiration and termination of the Concession. The cash of HK$970,874 (equivalent to $124,319) deposited in the collateral bank account was included in the non-current portion of restricted cash in the accompanying consolidated balance sheets as of December 31, 2022.